Statement of consolidated changes in equity - BRL (R$) R$ in Thousands	Issued capital [member]	Capital reserve [member]	Statutory reserve [member]	Tax incentive member	Retention of profits member	Additional dividends proposed member	Additional paid-in capital [member]	Long Term Incentive Plans [Member]	Accumulated other comprehensive income [member]	Treasury shares [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
As of December 31, 2020 at Dec. 31, 2018	R$ 8,043,222	R$ 232,430	R$ 577,476	R$ 153,478	R$ 1,940,011	R$ 2,002,255	R$ (488,388)	R$ 6,407	R$ (5,629,427)	R$ (49,819)	R$ (256,575)	R$ 6,531,070	R$ (876,400)	R$ 5,654,670
Comprehensive income (loss)
Net profit for the year											(2,540,995)	(2,540,995)	(99,403)	(2,640,398)
Exchange variation of foreign sales hedge, net of taxes									733,449			733,449	128,092	861,541
Fair value of cash flow hedge, net of taxes									38,919			38,919	(4,428)	34,491
Actuarial loss with post-employment benefits, net of taxes									(109,492)			(109,492)	(136)	(109,628)
Long term incentive plan								13,573				13,573	348	13,921
Loss on interest in subsidiary									(50)			(50)	(34)	(84)
Foreign currency translation adjustment									220,228			220,228	(83,506)	136,722
Total Comprehensive income for the period									883,054		(2,540,995)	(1,657,941)	(59,415)	(1,717,356)
Realization of additional property, plant and equipment price-level restatement, net of taxes									(26,717)		26,717
Realization of deemed cost of jointly-controlled investment, net of taxes									(883)		883
Fair value adjustments of trade accounts receivable, net of taxes									15			15		15
Exchange variation in hyperinflationary economy, net of taxes									(3,561)			(3,561)		(3,561)
Total Comprehensive income for the period								13,573	(31,146)		27,600	10,027	348	10,375
Contributions to shareholders
Incentive long term plan payments with treasury shares										95		95		95
Retention of profits - non-approval of additonal dividends					2,002,255	(2,002,255)
Dividends-lapse of statute of limitation											2,005	2,005		2,005
Additional dividends of subsidiary													(5,125)	(5,125)
Absorption of losses					(2,767,965)						2,767,965
Gain on transfer of shares in custody long term incentive plan		42										42		42
Total Contributions to shareholders		42			(765,710)	(2,002,255)				95	2,769,970	2,142	(5,125)	(2,983)
As of December 31, 2021 at Dec. 31, 2019	8,043,222	232,472	577,476	153,478	1,174,301		(488,388)	19,980	(4,777,519)	(49,724)		4,885,298	(940,592)	3,944,706
Comprehensive income (loss)
Net profit for the year											(6,691,720)	(6,691,720)	(323,586)	(7,015,306)
Exchange variation of foreign sales hedge, net of taxes									(3,079,691)			(3,079,691)	4,604	(3,075,087)
Fair value of cash flow hedge, net of taxes									(390,608)			(390,608)	(5,690)	(396,298)
Actuarial loss with post-employment benefits, net of taxes									(648)			(648)	1	(647)
Total Comprehensive income(loss) for the period								11,629	(15,158)		23,348	19,819	(415)	19,404
Long term incentive plan								11,629				11,629	(415)	11,214
Foreign currency translation adjustment									3,054,126			3,054,126	(396,084)	2,658,042
Realization of additional property, plant and equipment price-level restatement, net of taxes									(26,302)		26,302
Realization of deemed cost of jointly-controlled investment, net of taxes									(741)		741
Fair value adjustments of trade accounts receivable, net of taxes									113			113		113
Exchange variation in hyperinflationary economy, net of taxes									8,077			8,077		8,077
Total Comprehensive income for the period									(416,821)		(6,691,720)	(7,108,541)	(720,755)	(7,829,296)
Contributions to shareholders
Dividends-lapse of statute of limitation											1,110	1,110		1,110
Additional dividends of subsidiary													(2,450)	(2,450)
Absorption of losses		(232,460)	(577,476)	(153,478)	(1,174,301)						2,137,715
Gain on transfer of shares in custody long term incentive plan		(12)								20		8		8
Total Contributions to shareholders		(232,472)	(577,476)	(153,478)	(1,174,301)					20	2,138,825	1,118	(2,450)	(1,332)
As of December 31, 2021 at Dec. 31, 2020	8,043,222						(488,388)	31,609	(5,209,498)	(49,704)	(4,529,547)	(2,202,306)	(1,664,212)	(3,866,518)
Comprehensive income (loss)
Net profit for the year											13,984,946	13,984,946	(23,326)	13,961,620
Exchange variation of foreign sales hedge, net of taxes									154,080			154,080	52,959	207,039
Fair value of cash flow hedge, net of taxes									262,726			262,726	60,680	323,406
Actuarial loss with post-employment benefits, net of taxes									23,028			23,028	(14)	23,014
Long term incentive plan								323				323	(132)	191
Foreign currency translation adjustment									1,591,094			1,591,094	(87,946)	1,503,148
Realization of additional property, plant and equipment price-level restatement, net of taxes									(26,164)		26,164
Realization of deemed cost of jointly-controlled investment, net of taxes									(719)		719
Legal reserve			472,770								(472,770)
Prepaid dividends approved by the Board											(6,000,000)	(6,000,000)		(6,000,000)
Fair value adjustments of trade accounts receivable, net of taxes									(130)			(130)		(130)
Exchange variation in hyperinflationary economy, net of taxes									35,425			35,425		35,425
Total Comprehensive income for the period														26,883
Contributions to shareholders
Dividends-lapse of statute of limitation											1,653	1,653		1,653
Gain on transfer of shares in custody long term incentive plan		3,473								11,507		14,980		14,980
Tax incentive reserve				1,017,546							(1,017,546)
Retention of profits					643,619						(643,619)
Additional proposed dividends						1,350,000					(1,350,000)
As of December 31, 2021 at Dec. 31, 2021	R$ 8,043,222	R$ 3,473	R$ 472,770	R$ 1,017,546	R$ 643,619	R$ 1,350,000	R$ (488,388)	R$ 31,932	R$ (3,170,158)	R$ (38,197)		R$ 7,865,819	R$ (1,661,991)	R$ 6,203,828